IMPORTANT INFORMATION REGARDING A CHANGE IN PRINCIPAL INVESTMENT

STRATEGIES FOR ING INDEX PLUS MIDCAP FUND

ING Series Fund, Inc.

(“Registrant”)

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 29, 2012

To the Funds’ Current Prospectuses

ING Index Plus SmallCap Fund

On March 22, 2012, the Board of Directors of ING Series Fund, Inc. (the “Board”) approved a proposal to reorganize ING Index Plus SmallCap Fund (“Disappearing Fund”) into ING Index Plus MidCap Fund (to be renamed “ING SMID Cap Equity Fund”) (“Surviving Fund”) on or about July 21, 2012 (“Reorganization”).

The proposed Reorganization is not subject to approval by shareholders of the Disappearing Fund. It is expected that the Reorganization will occur on or about July 21, 2012 (“Closing Date”).

Any contingent deferred sales charge that would be applicable on a redemption of shares of the Disappearing Fund or on a redemption of shares of the Surviving Fund acquired as a result of the Reorganization shall be waived from March 30, 2012 (“Record Date”) through and until thirty (30) days following the Closing Date. The Fund may engage in transition management techniques prior to the Closing Date during which time the Fund may not pursue its investment objective and investment strategies. Following the Reorganization, you will hold shares of ING Index Plus MidCap Fund (to be renamed “ING SMID Cap Equity Fund”). On March 22, 2012, the Board also approved changes to ING Index Plus MidCap Fund’s name, investment objective, and principal investment strategies. For more information, please see the section entitled “ING Index Plus MidCap Fund” below.

ING Index Plus MidCap Fund

On March 22, 2012, the Board approved a proposal changing the Fund’s investment objective, principal investment strategies, portfolio managers, and changing the Fund’s name to “ING SMID Cap Equity Fund.” Effective on or about July 21, 2012, the Fund’s Prospectuses are revised as follows:

1.	All references to “ING Index Plus MidCap Fund” in the Fund’s Prospectuses are hereby deleted and replaced with “ING SMID Cap Equity Fund.”

2.	The section entitled “ING Index Plus MidCap Fund – Investment Objective” of the summary section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

INVESTMENT OBJECTIVE

The Fund seeks capital growth.

3.	The tables and footnotes in the section entitled “Fees and Expenses of the Fund” in the summary section of the Fund’s Prospectuses are hereby deleted in their entirety and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
A	3.00	None[1]
B	None	5.00
C	None	0.75
I	None	None
O	None	None
R	None	None
W	None	None

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	R	W
Management Fee	%	0.45	0.45	0.45	0.45	0.45	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	0.75	None	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.27	0.27	0.27	0.23	0.27	0.27	0.27
Total Annual Fund Operating Expenses	%	1.07	1.82	1.57	0.78	1.07	1.32	0.82
Waivers and Reimbursements[3]	%	(0.08)	(0.08)	(0.08)	(0.04)	(0.08)	(0.08)	(0.08)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.99	1.74	1.49	0.74	0.99	1.24	0.74

1

A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2	Expense ratios have been adjusted to reflect current contractual rates.
3

The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 1.50%, 0.75%, 1.00%, 1.25%, and 0.75% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, through October 1, 2013. In addition, the adviser is contractually obligated to further limit expenses to 0.99%, 1.74%. 1.49%, 0.74%, 0.99%, 1.24%, and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, through October 1, 2013. These obligations will automatically renew for one-year terms unless they are terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and are subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $

Class	Share Status		1 Yr	3 Yrs	5 Yrs	10 yrs
A	Sold or Held		$398	622	865	1,560
B	Sold Held	$ $	677 177	865 565	1,178 978	1,934 1,934
C	Sold Held	$ $	227 152	488 488	848 848	1,861 1,861
I	Sold or Held		$76	245	429	962
O	Sold or Held		$101	332	582	1,298
R	Sold or Held		$126	410	716	1,583
W	Sold or Held		$76	254	447	1,006

4.	The section entitled “ING Index Plus MidCap Fund – Principal Investment Strategies” of the summary section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small- and mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser will generally consider small- to mid-capitalized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Index. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2011, the smallest company in the Russell 2500 Index had a market capitalization of $23 million and the largest company had a market capitalization of $9.7 billion.

The Fund may invest in derivative instruments, including, but not limited to, put and call options. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as currency risk; to substitute for taking a position in the underlying assets; or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. The Sub-Adviser uses fundamental research capabilities, as well as, internally developed quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity, and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price and considers the potential of each company to create or take advantage of unique product opportunities, along with its potential to achieve long-term sustainable growth and the quality of its management.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its assets.

5.	The section entitled “ING Index Plus MidCap Fund – Principal Risks” of the summary section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL RISKS

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.